Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
SUPPLEMENT DATED MAY 6, 2022
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2022
OF FRANKLIN MULTI-ASSET DYNAMIC MULTI-STRATEGY VIT

The Board of Trustees of Franklin Multi-Asset Dynamic Multi-Strategy VIT (the “Fund”) has determined that it is in the best interests of the Fund and its shareholders to liquidate the Fund. The Fund is expected to cease operations on or about August 19, 2022.
Fund management expects to gain exposure to the Fund’s target allocation for long-term investments by investing the Fund’s assets primarily in exchange-traded funds that are based on an index and are managed by unaffiliated advisers. Before the liquidation date, the Fund’s assets will be liquidated at the discretion of Fund management. This will cause the Fund to increase its cash holdings and deviate from the investment objectives and strategies stated in the Fund’s Prospectus, including its targeted investment allocation and risk management strategies. The liquidation of the Fund’s portfolio is likely to result in increased transaction costs, which must be borne by the Fund and its shareholders. In the course of liquidating its portfolio, the Fund may receive equity and/or fixed income securities held by some of the underlying funds in which the Fund invests. The Fund would expect to incur additional expenses in disposing of any such securities.
Shareholders who elect to redeem their shares prior to the termination of operations of the Fund will be redeemed in cash and/or in kind at the applicable net asset value per share. Shareholders who remain in the Fund until termination will receive a liquidation distribution equal to the aggregate net asset value of the shares of the Fund that such shareholder then holds. The Fund may pay one or more dividends or other distributions prior to or along with the redemption payments.
Prior to the date of liquidation, contract owners or retirement plan participants will be provided an opportunity to transfer their assets to other investment options available under their insurance contract or retirement plan, as applicable. Please contact your insurance company or retirement plan provider to consider options that may be available for the re‑allocation of your assets. After the liquidation, the fund will no longer be available as an investment option under your contract or plan.
The liquidation of the Fund is not expected to be a taxable event for the Fund, for holders of a variable annuity contract or variable life insurance policy issued by an insurance company that offer the Fund as an underlying investment option, or for retirement plan participants in a qualified retirement plan that holds the Fund.

Franklin Multi-Asset Dynamic Multi-Strategy VIT
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
SUPPLEMENT DATED MAY 6, 2022
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2022
OF FRANKLIN MULTI-ASSET DYNAMIC MULTI-STRATEGY VIT

The Board of Trustees of Franklin Multi-Asset Dynamic Multi-Strategy VIT (the “Fund”) has determined that it is in the best interests of the Fund and its shareholders to liquidate the Fund. The Fund is expected to cease operations on or about August 19, 2022.
Fund management expects to gain exposure to the Fund’s target allocation for long-term investments by investing the Fund’s assets primarily in exchange-traded funds that are based on an index and are managed by unaffiliated advisers. Before the liquidation date, the Fund’s assets will be liquidated at the discretion of Fund management. This will cause the Fund to increase its cash holdings and deviate from the investment objectives and strategies stated in the Fund’s Prospectus, including its targeted investment allocation and risk management strategies. The liquidation of the Fund’s portfolio is likely to result in increased transaction costs, which must be borne by the Fund and its shareholders. In the course of liquidating its portfolio, the Fund may receive equity and/or fixed income securities held by some of the underlying funds in which the Fund invests. The Fund would expect to incur additional expenses in disposing of any such securities.
Shareholders who elect to redeem their shares prior to the termination of operations of the Fund will be redeemed in cash and/or in kind at the applicable net asset value per share. Shareholders who remain in the Fund until termination will receive a liquidation distribution equal to the aggregate net asset value of the shares of the Fund that such shareholder then holds. The Fund may pay one or more dividends or other distributions prior to or along with the redemption payments.
Prior to the date of liquidation, contract owners or retirement plan participants will be provided an opportunity to transfer their assets to other investment options available under their insurance contract or retirement plan, as applicable. Please contact your insurance company or retirement plan provider to consider options that may be available for the re‑allocation of your assets. After the liquidation, the fund will no longer be available as an investment option under your contract or plan.
The liquidation of the Fund is not expected to be a taxable event for the Fund, for holders of a variable annuity contract or variable life insurance policy issued by an insurance company that offer the Fund as an underlying investment option, or for retirement plan participants in a qualified retirement plan that holds the Fund.